LONG-TERM PREPAYMENTS (Tables)	12 Months Ended
Mar. 31, 2024
Long-term Prepayments
SCHEDULE OF LONG-TERM PREPAYMENTS

As of March 31, 2024, long-term prepayments primarily consisted of long-term service and marketing fees with the period of service up to 12-24 months.

	As of March 31,
	2023	2024	2024
	HKD	HKD	USD

Prepayments for operation	$-	$780,000	$100,000
Prepayments for market advisory service	-	948,580	121,613
Prepayments for marketing expenses	-	2,166,667	277,778
	$-	$3,895,247	$499,391